Leases - Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
2023	$ 4,349
2024	3,526
2025	2,429
2026	1,131
2027	322
2028 and thereafter	186
Total lease payments	11,943
Less: imputed interest	(532)
Total lease obligations	11,411
Current	4,029	$ 4,168
Long-term	$ 7,382	$ 8,895